Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal									$ 1,175	$ 2,761	$ 3,578
State									(181)	385	489
Total current									994	3,146	4,067
Deferred:
Federal									674	3,189	(267)
State									0	1,567	(50)
Total deferred									674	4,756	(317)
Income Tax Expense (Benefit), Total	$ 586	$ 446	$ 225	$ 411	$ 4,979	$ 847	$ 983	$ 1,093	$ 1,668	$ 7,902	$ 3,750